Warehouse Borrowings - Additional Information (Detail) (Warehouse lines of credit [Member], USD $)	6 Months Ended
Jun. 30, 2014
Short-term Debt [Line Items]
Borrowing capacity	$ 2,300,000,000
Debt instrument maturity date	Jul. 31, 2015
Residential loans pledged as collateral	$ 1,200,000,000
Minimum [Member]
Short-term Debt [Line Items]
Interest spread	2.10%
Maximum [Member]
Short-term Debt [Line Items]
Interest spread	3.25%